Acquisition (Tables)	12 Months Ended
Mar. 31, 2019
Business Combinations [Abstract]
Schedule of estimates and independent appraisal of fair values

The purchase price has been allocated based on Management's estimates and independent appraisal of fair values as follows:

Component	Acquiree's carrying amount	Fair value adjustments	Purchase price allocated
Property, plant and equipment	$14,324	-	$14,324
Inventories	$592,681	-	$592,681
Trade receivables, deposits, prepayment and other receivables	$648,693	-	$648,693
Trade payables and accruals	$(591,811)	-	$(591,811)
Cash	$83,536	-	$83,536
Loan payables	$(453,225)	-	$(453,225)
Intangible assets - Customer relationship	-	62,692	62,692
	$294,198	62,692	$356,890
Goodwill			$259,520
Total purchase price			$616,410